Intangible assets and goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statements [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	€ 236,049
Liabilities arising from financing activities	411,452	€ 411,101		€ 131,177
Increase (decrease) through transfers, intangible assets and goodwill	82,187	71,861		50,699
Research and development expense	36,687	28,511		€ 27,731
Intangible assets and goodwill	€ 808,472	€ 346,069
Useful life measured as period of time, intangible assets other than goodwill	3 years	4 years		9 years
Explanation of period over which management has projected cash flows	Impairment tests of goodwill are performed based on the financial budgets most recently prepared by the Group covering the two-year period to December 31, 2023.
Impairment loss	€ 0	€ 4,578	[1]	€ 0
Additions other than through business combinations	€ 124,890	91,956		91,576
RoW Betting [Member]
Statements [Line Items]
Impairment loss		€ 800
Terminal value growth rate	2.00%	2.00%
RoW Betting AV [Member]
Statements [Line Items]
Impairment loss		€ 3,300
Terminal value growth rate	2.00%	2.00%
United States Segment [Member]
Statements [Line Items]
Impairment loss		€ 11,700
NBA License [Member]
Statements [Line Items]
Impairment loss		13,200		36,000
Recoverable amount of asset or cash generating unit	€ 90,300	63,400
NFL License [Member]
Statements [Line Items]
Impairment loss		2,600		€ 2,400
Recoverable amount of asset or cash generating unit	€ 12,900	€ 7,300
NBA And NFL License [Member]
Statements [Line Items]
Weighted Average Cost of Capital Rate		9.20%		8.50%
Terminal Value Growth Rate Measurement Input [Member]
Statements [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	0.00%
EBITDA Margin Measurement Input
Statements [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	2.00%
Discount rate, measurement input [member]
Statements [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Goodwill [member]
Statements [Line Items]
Impairment loss	€ 0
Goodwill [member] | Covid-19
Statements [Line Items]
Impairment loss	0
CGU United States [Member]
Statements [Line Items]
Impairment loss		€ 10,400
Recoverable amount of asset or cash generating unit		€ 17,900
Pre tax discount rate		14.70%
Terminal value growth rate		2.00%
CGUs Other Than C G U United States [Member]
Statements [Line Items]
Impairment loss		€ 0
Licences [member]
Statements [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	€ 5
Percentage of Net book value ofsport rights Licenses	65.00%
Licences [member] | Bottom of range [member]
Statements [Line Items]
Liabilities arising from financing activities	€ 4,389	135
Licences [member] | Top of range [member]
Statements [Line Items]
Liabilities arising from financing activities	262,003	50,812
Capitalised development expenditure [member] | Personnel Expenses [Member]
Statements [Line Items]
Capitalized internally-developed software costs	7,062	5,736		€ 11,592
Capitalised development expenditure [member] | Purchased services and licenses excluding depreciation and amortization [Member]
Statements [Line Items]
Capitalized internally-developed software costs	202	357		801
Internally Developed Software [Member] | Purchased services and licenses excluding depreciation and amortization [Member]
Statements [Line Items]
Capitalized internally-developed software costs	7,863	6,093		11,794
Brand Names [Member}
Statements [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	1,767
Capitalized internally-developed software costs	1,767
Brand Names [Member} | Gross carrying amount [member]
Statements [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	944	944
Sport Rights Included Within Licenses [Member]
Statements [Line Items]
Intangible assets and goodwill	37,950	€ 71,373		€ 167,530
Equity Instruments And Warrant [Member]
Statements [Line Items]
Liabilities arising from financing activities	€ 27,965

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.